SUBSEQUENT EVENTS (Details Textual) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2010
Stock Issued During Period Shares Stock Options and Warrant Exercised	334,003	150,001
Subsequent Event [Member]
Stock Issued During Period Shares Stock Options and Warrant Exercised	250,001
Proceeds from Issuance of Common Stock	355,000